JPMorgan Government Bond Fund Average Annual Total Returns - R2 R3 R4 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
BLOOMBERG U.S. GOVERNMENT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.62%	(0.63%)	0.85%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	0.77%	(1.10%)	0.37%
Class R2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.15%)	(1.72%)	(0.38%)
Class R2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.45%	(1.09%)	(0.01%)
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	1.02%	(0.86%)	0.59%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	1.27%	(0.61%)	0.84%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	1.53%	(0.36%)	1.07%